Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Non-Cancellable lease Contract	As of December 31, 2025, the Company had the following non-cancellable lease contract.
Description of the lease	Lease term
Office premises	2 to 5 years

Schedule of Consolidated Balance sheet	Amount recognized in the consolidated balance sheet:
	As of December 31,
	2025	2024
	In thousands of USD
Right-of-use assets	$554	$61

Lease liabilities, current	211	56
Lease liabilities, non-current	343	5
Total operating lease liabilities	$554	$61

Schedule of Consolidated Statements of Operations	A summary of lease cost recognized in the Company’ consolidated statements of operations and comprehensive (loss) income is as follows:
	As of December 31,
	2025	2024
	In thousands of USD
Amortization of right-of-use assets	$122	$121
Interest of lease liabilities	$8	$5

Schedule of Maturity Analysis of Operating Lease Liability

Maturity analysis of operating lease liability as of December 31, 2025 is as follows:

Operating lease payment	In thousands of USD
Within one year	227
One to three years	326
Three to five years	29
Total future minimum lease payments	$582
Less: imputed interest	(28)
Total	554